Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Shareholders Equity (Textual) [Abstract]
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	3,303,784	3,289,478
Number of shares authorized to be repurchased	3,839,395
Number of shares repurchased to date	3,655,322
Cost of shares repurchased to date	$ 136.4